Fresh Start Accounting - Reorganization Adjustments, Additional Paid-In Capital (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended	4 Months Ended
	Feb. 22, 2022	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		$ 1,495,000	$ 1,244,000	$ 299
Successor additional paid-in capital	$ 1,499,000	1,499,000	3,079,000	1,470,000	$ 1,745,000	$ 1,702,000	$ 1,503,000	$ 1,499,000	$ (3,716,000)
Additional paid-in capital
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock		1,499,000	1,243,000
Successor additional paid-in capital	1,499,000	1,499,000	$ 2,738,000	$ 1,499,000	$ 1,499,000	$ 1,499,000	$ 1,499,000	1,499,000	$ 0
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Successor additional paid-in capital	5,066,000	$ 5,066,000						$ 1,499,000
Reorganization Adjustments | Holders of Prepetition Credit Agreement claims
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,244,000
Reorganization Adjustments | Additional paid-in capital
Reorganization, Chapter 11 [Line Items]
Fair value of the conversion option on the Convertible Bond	39,000
Reorganization Adjustments | Additional paid-in capital | Holders of Prepetition Credit Agreement claims
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	1,456,000
Reorganization Adjustments | Additional paid-in capital | Predecessor Equity Holders
Reorganization, Chapter 11 [Line Items]
Issuance of Successor common stock	$ 4,000